Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,008,280
Previously Paid Amount	0.00
Total Fee Amount	967.84
Total Offset Amount	0.00
Net Fee	967.84
Narrative - Max Aggregate Offering Price	$ 7,008,280
Final Prospectus	true